Putnam Investments
                                   One Post Office Square
                                   Boston, MA 02109
                                   November 3, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE:  Putnam Investment Funds (Reg. No. 33-56339) (811-7237)
     Post-Effective Amendment No. 27 to Registration Statement on
     Form N-1A

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 26 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on October 29, 1999.

     Comments or questions concerning this certificate may be directed to Steve Asher at 1-800-225-2465, ext. 11159.

                              Very truly yours,

                              Putnam Mid-Cap Value Fund
                              (a series of Putnam Investment
                         Funds)

                              /s/ Gordon H. Silver
                         By:_______________________________________
                              Gordon H. Silver
                              Vice President


cc:  David L. Coombs, Ropes & Gray